UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: June 1, 2016 – August 31, 2016

Item 1.  Schedule of Investments.

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 87.8%
Consumer Discretionary - 3.6%
$125,000	AutoZone, Inc.	1.30%	01/13/17	$125,156
145,000	Comcast Cable Communications, LLC	8.88	05/01/17	152,511
100,000	McDonald's Corp.	5.35	03/01/18	106,154
450,000	Walgreens Boots Alliance, Inc.	1.75	11/17/17	452,798
				836,619
Consumer Staples - 8.0%
100,000	Anheuser-Busch InBev Worldwide, Inc.	1.38	07/15/17	100,239
342,000	Kraft Heinz Foods Co.	2.25	06/05/17	344,607
600,000	Philip Morris International, Inc.	5.65	05/16/18	645,101
400,000	SABMiller Holdings, Inc. (a)	2.45	01/15/17	401,831
262,000	Teva Pharmaceutical Finance Co. BV	2.40	11/10/16	262,599
100,000	The Coca-Cola Co.	1.65	03/14/18	101,065
				1,855,442
Energy - 4.4%
600,000	Chevron Corp.	1.34	11/09/17	602,155
380,000	ConocoPhillips	5.75	02/01/19	415,920
				1,018,075
Financial - 34.9%
525,000	Air Lease Corp.	5.63	04/01/17	536,723
145,000	American Express Co.	6.15	08/28/17	151,896
200,000	American Express Co.	7.00	03/19/18	216,903
210,000	American Honda Finance Corp., MTN (b)	0.81	09/02/16	210,000
300,000	Bank of America Corp.	5.42	03/15/17	306,326
200,000	Bank of America Corp.	2.00	01/11/18	201,312
100,000	BB&T Corp.	4.90	06/30/17	102,797
200,000	BlackRock, Inc.	6.25	09/15/17	210,569
300,000	Citigroup, Inc.	1.55	08/14/17	300,542
222,000	Citigroup, Inc.	2.05	12/07/18	223,750
400,000	Daimler Finance North America, LLC (a)	1.38	08/01/17	400,923
300,000	Ford Motor Credit Co., LLC	6.63	08/15/17	314,395
200,000	Ford Motor Credit Co., LLC	2.94	01/08/19	205,404
200,000	HSBC USA, Inc.	2.00	08/07/18	201,253
450,000	Intercontinental Exchange, Inc.	2.50	10/15/18	461,017
200,000	KeyBank NA	1.70	06/01/18	201,090
200,000	MetLife, Inc.	1.76	12/15/17	200,992
200,000	Metropolitan Life Global Funding I (a)	1.95	12/03/18	202,505
400,000	Morgan Stanley	7.30	05/13/19	457,109
Principal	Security Description	Rate	Maturity	Value
$145,000	National City Bank BKNT	5.80%	06/07/17	$149,609
200,000	NYSE Holdings, LLC	2.00	10/05/17	201,995
500,000	PNC Bank NA	1.13	01/27/17	500,373
400,000	Pricoa Global Funding (a)	1.35	08/18/17	400,573
100,000	The Bank of New York Mellon Corp. (c)	1.97	06/20/17	100,801
500,000	The Bear Stearns Cos., LLC	7.25	02/01/18	540,085
445,000	The Goldman Sachs Group, Inc.	2.90	07/19/18	456,547
200,000	Toyota Motor Credit Corp.	1.55	07/13/18	201,428
199,000	Wachovia Corp.	5.63	10/15/16	199,996
200,000	Wachovia Corp.	5.75	06/15/17	207,056
				8,063,969
Healthcare - 6.3%
200,000	AbbVie, Inc.	1.80	05/14/18	201,154
400,000	Becton Dickinson and Co.	1.80	12/15/17	402,488
350,000	Gilead Sciences, Inc.	1.85	09/04/18	354,772
100,000	Merck & Co., Inc.	1.10	01/31/18	100,216
200,000	UnitedHealth Group, Inc.	6.00	06/15/17	207,422
200,000	UnitedHealth Group, Inc.	1.40	10/15/17	200,762
				1,466,814
Industrial - 8.4%
100,000	3M Co.	1.38	08/07/18	100,600
100,000	CSX Corp.	5.60	05/01/17	102,968
300,000	CSX Corp.	6.25	03/15/18	321,844
700,000	Lockheed Martin Corp.	1.85	11/23/18	709,900
200,000	United Technologies Corp.	1.80	06/01/17	201,228
512,000	United Technologies Corp. (c)	1.78	05/04/18	515,749
				1,952,289
Technology - 7.6%
200,000	Apple, Inc.	1.00	05/03/18	200,016
600,000	Cisco Systems, Inc.	1.65	06/15/18	606,624
100,000	Intel Corp.	1.35	12/15/17	100,467
600,000	International Business Machines Corp.	7.63	10/15/18	678,806
150,000	Oracle Corp.	5.75	04/15/18	161,158
				1,747,071
Telecommunication Services - 6.0%
400,000	AT&T, Inc.	2.40	03/15/17	403,125
300,000	Comcast Corp.	5.70	07/01/19	336,306
100,000	Verizon Communications, Inc.	1.35	06/09/17	100,233
200,000	Verizon Communications, Inc.	3.65	09/14/18	209,329

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF INVESTMENTS (Unaudited) AUGUST 31, 2016

Principal	Security Description	Rate	Maturity	Value
$327,000	Verizon Communications, Inc.	2.55%	06/17/19	$337,388
				1,386,381
Utilities - 8.6%
200,000	Appalachian Power Co., Series K	5.00	06/01/17	205,274
200,000	Berkshire Hathaway Energy Co.	5.75	04/01/18	213,872
400,000	Duke Energy Corp.	2.15	11/15/16	400,962
300,000	NextEra Energy Capital Holdings, Inc.	1.59	06/01/17	300,973
100,000	NextEra Energy Capital Holdings, Inc.	2.06	09/01/17	100,820
250,000	Ohio Power Co.	6.05	05/01/18	267,828
100,000	The Southern Co.	1.30	08/15/17	100,122
400,000	The Southern Co.	2.45	09/01/18	408,394
				1,998,245
Total Corporate Non-Convertible Bonds (Cost $20,199,047)		20,324,905
Shares	Security Description	Value
Money Market Fund - 6.3%
1,440,420	Invesco STIC Prime Portfolio, Institutional Class, 0.18% (b) (Cost $1,440,420)	1,440,420
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 9.8%
Call Options Purchased - 8.1%
240	SPDR S&P 500 ETF Trust	$210.00	12/16	261,720
34	SPDR S&P 500 ETF Trust	205.00	12/16	50,677
106	SPDR S&P 500 ETF Trust	195.00	03/17	267,014
159	SPDR S&P 500 ETF Trust	190.00	03/17	469,368
26	SPDR S&P 500 ETF Trust	210.00	06/17	40,404
242	SPDR S&P 500 ETF Trust	205.00	06/17	462,704
190	SPDR S&P 500 ETF Trust	220.00	09/17	213,180
76	SPDR S&P 500 ETF Trust	215.00	09/17	107,084
Total Call Options Purchased (Premiums Paid $1,317,536)	1,872,151
Put Options Purchased - 1.7%
29	SPDR S&P 500 ETF Trust	185.00	12/16	3,523
245	SPDR S&P 500 ETF Trust	183.00	12/16	26,950
5	SPDR S&P 500 ETF Trust	175.00	03/17	1,030
260	SPDR S&P 500 ETF Trust	170.00	03/17	44,460
8	SPDR S&P 500 ETF Trust	185.00	06/17	3,880
Contracts	Security Description	Strike Price	Exp. Date	Value
260	SPDR S&P 500 ETF Trust	$180.00	06/17	$108,160
98	SPDR S&P 500 ETF Trust	195.00	09/17	84,672
168	SPDR S&P 500 ETF Trust	190.00	09/17	126,504
Total Put Options Purchased (Premiums Paid $841,766)	399,179
Total Purchased Options (Premiums Paid $2,159,302)	2,271,330
Total Investments - 103.9% (Cost $23,798,769)*	24,036,655
Total Written Options - (5.1)% (Premiums Received $(2,055,098))*	(1,178,524)
Other Assets & Liabilities, Net – 1.2%	284,801
Net Assets – 100.0%	$23,142,932

EXCEED DEFINED SHIELD INDEX FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) AUGUST 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (5.1)%
Call Options Written - (1.2)%
(75)	SPDR S&P 500 ETF Trust	$245.00	09/16	$(75)
(22)	SPDR S&P 500 ETF Trust	240.00	09/16	(22)
(246)	SPDR S&P 500 ETF Trust	240.00	12/16	(2,460)
(28)	SPDR S&P 500 ETF Trust	235.00	12/16	(672)
(43)	SPDR S&P 500 ETF Trust	225.00	03/17	(18,555)
(222)	SPDR S&P 500 ETF Trust	220.00	03/17	(152,181)
(70)	SPDR S&P 500 ETF Trust	240.00	06/17	(11,375)
(198)	SPDR S&P 500 ETF Trust	235.00	06/17	(55,242)
(72)	SPDR S&P 500 ETF Trust	255.00	09/17	(5,076)
(194)	SPDR S&P 500 ETF Trust	250.00	09/17	(22,504)
Total Call Options Written (Premiums Received $(208,869))				(268,162)
Put Options Written - (3.9)%
(240)	SPDR S&P 500 ETF Trust	210.00	12/16	(111,240)
(34)	SPDR S&P 500 ETF Trust	205.00	12/16	(11,917)
(106)	SPDR S&P 500 ETF Trust	195.00	03/17	(46,640)
(159)	SPDR S&P 500 ETF Trust	190.00	03/17	(57,955)
(26)	SPDR S&P 500 ETF Trust	210.00	06/17	(27,534)
(242)	SPDR S&P 500 ETF Trust	205.00	06/17	(219,615)
(190)	SPDR S&P 500 ETF Trust	220.00	09/17	(322,145)
(76)	SPDR S&P 500 ETF Trust	215.00	09/17	(113,316)
Total Put Options Written (Premiums Received $(1,846,229))				(910,362)
Total Written Options - (5.1)% (Premiums Received $(2,055,098))				$(1,178,524)

EXCEED DEFINED SHIELD INDEX FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited) AUGUST 31, 2016

BKNT	Bank Note
ETF	Exchange Traded Fund
LLC	Limited Liability Company
MTN	Medium Term Note
(a)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,405,832 or 6.1% of net assets.
(b)	Variable rate security. Rate presented is as of August 31, 2016.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of August 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,690,254
Gross Unrealized Depreciation	(575,794)
Net Unrealized Appreciation	$1,114,460

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2016.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Corporate Non-Convertible Bonds	$-	$20,324,905	$-	$20,324,905
Money Market Fund	-	1,440,420	-	1,440,420
Purchased Options	618,128	1,653,202	-	2,271,330
Total Investments At Value	$618,128	$23,418,527	$-	$24,036,655
Total Assets	$618,128	$23,418,527	$-	$24,036,655
Liabilities
Other Financial Instruments**
Written Options	$(116,448)	$(1,062,076)	$-	$(1,178,524)
Total Investments At Value	$(116,448)	$(1,062,076)	$-	$(1,178,524)
Total Assets	$(116,448)	$(1,062,076)	$-	$(1,178,524)

**Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, which are valued at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. As of August 31, 2016, there was $339,347 transferred from Level 1 to Level 2 and $(3,132) transferred from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	September 22, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	September 22, 2016